GS Mortgage-Backed Securities Trust 2022-PJ2 ABS-15G

Exhibit 99.2 - Schedule 4

Loan Information			Origination Values							AVM Values					Desk Review Values				BPO Values				Field Review Values				2055 Values				Other Updated Values
Customer Loan ID	Original Loan Amount	Sale Price	Appraisal Value	Appraisal Date	Second Appraisal Value	Second Appraisal Date	Variance Amount	Variance Percent	Value Used for LTV	Estimated Value	Value Date	Variance Amount	Variance Percent	Confidence Score	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value Updated	Value Date	Report Type	Variance Amount	Variance Percent	Collateral Underwriter Risk Score
XXXX	$X,XXX.XX		$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX				$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	2.5
XXXX	$X,XXX.XX		$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX		$X,XXX.XX	XX/XX/XXXX	$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	3.0
XXXX	$X,XXX.XX	$X,XXX.XX	$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX		$X,XXX.XX	XX/XX/XXXX	$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	2.8
XXXX	$X,XXX.XX	$X,XXX.XX	$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX		$X,XXX.XX	XX/XX/XXXX	$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	5.0
XXXX	$X,XXX.XX	$X,XXX.XX	$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX		$X,XXX.XX	XX/XX/XXXX	$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	2.6
XXXX	$X,XXX.XX		$X,XXX.XX	XX/XX/XXXX					$X,XXX.XX			$X,XXX.XX	XXXX				$X,XXX.XX	XXXX				XXXX				XXXX				XXXX				$X,XXX.XX	XXXX	2.0